Borrowings - Schedule of Outstanding Balances of Borrowings (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2026 JPY (¥)
Schedule of Outstanding Balances of Borrowings [Line Items]
Total borrowings	$ 216,131	¥ 49,063,000	¥ 33,859,000
Less: Loan origination fee
Less: current portion	(97,051)	(15,204,000)	(15,204,000)
Long-term borrowings	119,080	33,859,000	18,655,000
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Borrowings [Line Items]
Total borrowings	$ 124,850	¥ 24,563,000	¥ 19,559,000
Maturity Date	Mar. 31, 2030	Mar. 31, 2030
Effective Interest Rate	1.60%	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank [Member]
Schedule of Outstanding Balances of Borrowings [Line Items]
Total borrowings	$ 91,281	¥ 24,500,000	¥ 14,300,000
Maturity Date	Sep. 30, 2027	Sep. 30, 2027
Effective Interest Rate	2.69%	2.69%	2.69%